                                                           File No. 333-43515
                                                                        --------
                                                                        811-1978

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /X/
      Pre-Effective Amendment No.                                         / /
      Post-Effective Amendment No. 2                                      /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /X/
      Amendment No.                                                       / /



                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT A

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Cincinnati, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)
              Ronald L. Benedict, Second Vice President and Counsel
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 405 West
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.



It is proposed that this filing will become effective (check appropriate space):

      ---     immediately upon filing pursuant to paragraph (b) of Rule 485 on date pursuant to paragraph (b) of Rule 485
      ---     60 days after filing pursuant to paragraph (a)(1) of Rule 485
       x      on May 1, 1999 pursuant to paragraph (a)(1) of Rule 485
      ---
If appropriate, check the following box:
      ---     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        OHIO NATIONAL VARIABLE ACCOUNT A


N-4 Item                            Caption in Prospectus
--------                            ---------------------
   1                                Cover Page

   2                                Glossary of Special Terms

   3                                Not applicable

   4                                Not applicable

   5                                Ohio National Life
                                    Ohio National Variable Account A
                                    The Funds

   6                                Deductions and Expenses

   7                                Description of Variable Annuity Contracts

   8                                Annuity Period

   9                                Death Benefit

   10                               Accumulation Period

   11                               Surrender and Partial Withdrawal

   12                               Federal Tax Status

   13                               Not applicable

   14                               Table of Contents

                                    Caption in Statement of Additional Information

   15                               Cover Page

   16                               Table of Contents

   17                               Not applicable

   18                               Custodian
                                    Independent Certified Public Accountants

   19                               See Prospectus (Distribution of Variable Annuity Contracts)
                                    Loans Under Tax-Sheltered Annuities

   20                               Underwriter

   21                               Calculation of Money Market Subaccount Yield
                                    Total Return

   22                               See Prospectus (Annuity Period)

   23                               Financial Statements

                                    Caption in Part C

   24                               Financial Statements and Exhibits

   25                               Directors and Officers of the Depositor

   26                               Persons Controlled by or Under Common Control with the Depositor or
                                    Registrant

   27                               Number of Contractowners

   28                               Indemnification

   29                               Principal Underwriter

   30                               Location of Accounts and Records

   31                               Not applicable

   32                               Undertakings and Representations

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS



                           FLEXIBLE PURCHASE PAYMENT


                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                        OHIO NATIONAL VARIABLE ACCOUNT A
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6100

This prospectus offers a variable annuity contract providing accumulation of values and payment of benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code, (4) state and municipal deferred compensation plans and

- non-tax-qualified retirement plans.

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may limit your total purchase payments to $1,000,000.

You may direct the allocation of your purchase payments to one or more (but not more than 10) subaccounts of Ohio National Variable Account A ("VAA") and/or the Guaranteed Account. VAA is a separate account of The Ohio National Life Insurance Company. The assets of VAA are invested in shares of the Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.

You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for these early withdrawals. We may charge you a surrender charge up to 6% of the amount withdrawn. You may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).

KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1999. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON PAGE 2.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUSES.

                                  MAY 1, 1999

                               TABLE OF CONTENTS


Available Funds.............................................      2
Fee Table...................................................      3
  Financial Statements......................................      9
  Ohio National Life........................................     10
  Ohio National Variable Account A..........................     10
  The Funds.................................................     11
Distribution of Variable Annuity Contracts..................     12
Deductions and Expenses.....................................     12
  Surrender Charge..........................................     12
  Contract Administration Charge............................     12
  Deduction for Administrative Expenses.....................     12
  Deduction for Risk Undertakings...........................     12
  Transfer Fee..............................................     13
  Deduction for State Premium Tax...........................     13
  Fund Expenses.............................................     13
Description of Variable Annuity Contracts...................     13
  10-Day Free Look..........................................     13
  Accumulation Period.......................................     13
  Annuity Period............................................     18
  Contract Owner Inquiries..................................     21
  Performance Data..........................................     21
Federal Tax Status..........................................     21
IRA Disclosure Statement....................................     25



       STATEMENT OF ADDITIONAL INFORMATION CONTRACTS
Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Subaccount Yield
Total Return
Transfer Limitations
The Year 2000 Issue
Loans under Tax-Sheltered Annuities
Financial Statements for VAA and Ohio National Life

                                AVAILABLE FUNDS

OHIO NATIONAL FUND, INC.                                    INVESTMENT ADVISER (SUBADVISER)
Money Market Portfolio                                      Ohio National Investments, Inc.
Bond Portfolio                                              Ohio National Investments, Inc.
Omni Portfolio (a flexible portfolio fund)                  Ohio National Investments, Inc.
S&P 500 Index Portfolio                                     Ohio National Investments, Inc.
International Portfolio                                     (Federated Global Investment Management Corp.)
International Small Company Portfolio                       (Federated Global Investment Management Corp.)
Capital Appreciation Portfolio                              (T. Rowe Price Associates, Inc.)
Growth & Income Portfolio                                   (Robertson Stephens Investment Management, L.P.)
Small Cap Growth Portfolio                                  (Robertson Stephens Investment Management, L.P.)
High Income Bond Portfolio                                  (Federated Investment Counseling)
Equity Income Portfolio                                     (Federated Investment Counseling)
Blue Chip Portfolio                                         (Federated Investment Counseling)
THE DOW(SM) TARGET VARIABLE FUND LLC
The Dow(SM) Target 10 Portfolios                            (First Trust Advisors L.P.)
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund                        Goldman Sachs Asset Management
Goldman Sachs CORE U.S. Equity Fund                         Goldman Sachs Asset Management
Goldman Sachs Capital Growth Fund                           Goldman Sachs Asset Management
Goldman Sachs Global Income Fund                            Goldman Sachs Asset Management International
JANUS ASPEN SERIES
Growth Portfolio                                            Janus Capital Corporation
International Growth Portfolio                              Janus Capital Corporation
Worldwide Growth Portfolio                                  Janus Capital Corporation
Balanced Portfolio                                          Janus Capital Corporation
J.P. MORGAN SERIES TRUST II
J.P. Morgan Small Company Portfolio                         J.P. Morgan Investment Management, Inc.
LAZARD RETIREMENT SERIES, INC.
Small Cap Portfolio                                         Lazard Asset Management
Emerging Markets Portfolio                                  Lazard Asset Management
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
Fixed Income Portfolio                                      Miller Anderson Sherrerd, LLP
Value Portfolio                                             Miller Anderson Sherrerd, LLP
                                                            Morgan Stanley Dean Witter Investment
U.S. Real Estate Portfolio                                  Management, Inc.
                                                            Morgan Stanley Dean Witter Investment
Emerging Markets Debt Portfolio                             Management, Inc.
SALOMON BROTHERS VARIABLE SERIES FUND, INC.
Capital Fund                                                Salomon Brothers Asset Management, Inc.
Total Return Fund                                           Salomon Brothers Asset Management, Inc.
Investors Fund (a capital growth fund)                      Salomon Brothers Asset Management, Inc.
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Growth Fund II                                       Strong Capital Management, Inc.
Strong Opportunity Fund II (a mid cap/small cap fund)       Strong Capital Management, Inc.
Strong Schafer Value Fund II                                Strong Capital Management, Inc.

                                   FEE TABLE


             CONTRACTOWNER TRANSACTION EXPENSES                   YEARS        PAYMENT
             ----------------------------------                   -----        -------
Deferred Sales Load (this "surrender charge" is a percentage of value withdrawn; the percentage varies with number of
years from purchase payments to which values relate)               1st            6%
                                                                   2nd            6%
                                                                   3rd            5%
                                                                   4th            4%
                                                                   5th            2%
                                                                   6th            1%
                                                              7th and later       0%


Exchange (transfer) Fee  $10 (currently no charge for the first transfer each calendar month)
Annual Contract Fee      $30 (no fee if contract value exceeds $50,000)

VAA ANNUAL EXPENSES (as a percentage of average
  account value)
Mortality and Expense Risk Fees***                       1.15%
Account Fees and Expenses                                0.25%
                                                         ----
Total VAA Annual Expenses                                1.40%

FUND ANNUAL EXPENSES (after fee waiver*) (as a percentage of the Fund average net assets)

                                                              MANAGEMENT     OTHER      TOTAL FUND
                                                                 FEES       EXPENSES     EXPENSES
                                                              ----------    --------    ----------
OHIO NATIONAL FUND:
  Money Market*                                                   0.25%       0.16%        0.41%
  Bond                                                            0.58%       0.14%        0.72%
  Omni                                                            0.54%       0.11%        0.65%
  S&P 500 Index                                                   0.40%       0.09%        0.49%
  International*                                                  0.85%       0.27%        1.12%
  International Small Company                                     1.00%       0.40%        1.40%
  Capital Appreciation                                            0.80%       0.13%        0.93%
  Growth & Income                                                 0.85%       0.12%        0.97%
  Small Cap Growth                                                0.90%       0.40%        1.30%
  High Income Bond                                                0.75%       0.05%        0.80%
  Equity Income                                                   0.75%       0.43%        1.18%
  Blue Chip                                                       0.90%       0.32%        1.22%
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10**                                                 0.60%       0.15%        0.75%
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                                0.75%       0.15%        0.90%
  Goldman Sachs CORE U.S. Equity*                                 0.70%       0.10%        0.80%
  Goldman Sachs Capital Growth*                                   0.75%       0.15%        0.90%
  Goldman Sachs Global Income*                                    0.90%       0.15%        1.05%
JANUS ASPEN SERIES:
  Growth*                                                         0.65%       0.05%        0.70%
  International Growth*                                           0.67%       0.29%        0.96%
  Worldwide Growth*                                               0.66%       0.08%        0.74%
  Balanced*                                                       0.76%       0.07%        0.83%
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company*                                     (1.68%)      2.83%        1.15%
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                    (14.95%)     16.20%        1.25%
  Emerging Markets*                                             (12.77%)     14.37%        1.60%
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  Fixed Income*                                                  (0.61%)      1.31%        0.70%
  Value*                                                         (0.40%)      1.32%        0.85%
  U.S. Real Estate*                                              (0.32%)      1.52%        1.10%
  Emerging Markets Debt*                                          0.04%       1.26%        1.52%
SALOMON BROTHERS VARIABLE SERIES FUND, INC.:
  Capital*                                                       (1.26%)      2.26%        1.00%
  Total Return*                                                  (0.90%)      1.90%        1.00%
  Investors*                                                     (0.07%)      1.07%        1.00%
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Growth II                                                1.00%       0.20%        1.20%
  Strong Opportunity II                                           1.00%       0.10%        1.16%
  Strong Schafer Value II                                         1.00%       0.20%        1.20%

EXAMPLE -- If you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market*                                                $72       $101       $116        $213
  Bond                                                          75        111        132         245
  Omni                                                          75        109        128         238
  S&P 500 Index                                                 73        104        120         221
  International*                                                79        123        152         286
  International Small Company                                   82        131        166         313
  Capital Appreciation                                          77        117        142         267
  Growth & Income                                               77        115        139         261
  Small Cap Growth                                              79        121        148         279
  High Income Bond                                              76        113        136         253
  Equity Income                                                 80        125        155         291
  Blue Chip                                                     80        126        157         295
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10**                                               76        112        133         248
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                              77        116        141         264
  Goldman Sachs CORE U.S. Equity*                               76        113        136         253
  Goldman Sachs Capital Growth*                                 77        116        141         264
  Goldman Sachs Global Income*                                  79        121        148         279
JANUS ASPEN SERIES:
  Growth*                                                       75        110        130         241
  International Growth*                                         77        115        139         260
  Worldwide Growth*                                             75        111        132         245
  Balanced*                                                     76        112        133         247
J.P. MORGAN SERIES TRUST II:
  J.P.Morgan Small Company*                                     80        124        153         289
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                    81        127        158         298
  Emerging Markets*                                             84        137        175         332
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  Fixed Income*                                                 75        110        131         243
  Value*                                                        77        115        138         258
  U.S. Real Estate*                                             79        122        151         284
  Emerging Markets Debt*                                        83        135        172         324
SALOMON BROTHERS VARIABLE SERIES FUND, INC.:
  Capital*                                                      78        119        146         274
  Total Return*                                                 78        119        146         274
  Investors*                                                    78        119        146         274
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Growth II                                              80        125        156         293
  Strong Opportunity II                                         80        124        154         290
  Strong Schafer Value II                                       80        125        156         293

EXAMPLE -- If you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market*                                                $18        $57        $98        $213
  Bond                                                          22         66        114         245
  Omni                                                          21         64        110         238
  S&P 500 Index                                                 19         59        102         221
  International*                                                26         78        134         286
  International Small Company                                   28         87        148         313
  Capital Appreciation                                          24         73        125         267
  Growth & Income                                               23         71        121         261
  Small Cap Growth                                              25         76        131         279
  High Income Bond                                              22         69        118         253
  Equity Income                                                 26         80        137         291
  Blue Chip                                                     27         81        139         295
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10**                                               22         67        115         248
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                              23         72        123         264
  Goldman Sachs CORE U.S. Equity*                               22         69        118         253
  Goldman Sachs Capital Growth*                                 23         72        123         264
  Goldman Sachs Global Income*                                  25         76        131         279
JANUS ASPEN SERIES:
  Growth*                                                       21         65        112         241
  International Growth*                                         23         71        121         260
  Worldwide Growth*                                             22         66        114         245
  Balanced*                                                     22         67        115         247
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company*                                    26         79        136         289
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                    27         82        141         298
  Emerging Markets*                                             30         93        158         332
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  Fixed Income*                                                 21         66        113         243
  Value*                                                        23         70        120         258
  U.S. Real Estate*                                             25         78        133         284
  Emerging Markets Debt*                                        30         90        154         324
SALOMON BROTHERS VARIABLE SERIES FUND, INC.:
  Capital*                                                      24         75        128         274
  Total Return*                                                 24         75        128         274
  Investors*                                                    24         75        128         274
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Growth II                                              26         81        138         293
  Strong Opportunity II                                         26         80        136         290
  Strong Schafer Value II                                       26         81        138         293

*The investment advisers of certain Funds are voluntarily waiving part or all of their management fees in order to reduce total Fund expenses. Where the management fee is shown as a negative, the investment adviser is further reimbursing the Fund. Without those waivers and reimbursements, the management fees would be as follows:


OHIO NATIONAL FUND, INC.:
  Money Market                                                  0.30%
  International                                                 0.90%
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                               0.75%
  Goldman Sachs CORE U.S. Equity                                0.70%
  Goldman Sachs Capital Growth                                  0.75%
  Goldman Sachs Global Income                                   0.90%
JANUS ASPEN SERIES:
  Growth                                                        0.74%
  International Growth                                          0.72%
  Worldwide Growth                                              0.77%
  Balanced                                                      0.77%
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company                                     0.60%
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                     1.20%
  Emerging Markets                                              1.20%
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  Fixed Income                                                  0.40%
  Value                                                         0.55%
  U.S. Real Estate                                              0.80%
  Emerging Markets Debt                                         0.80%
SALOMON BROTHERS VARIABLE SERIES FUND, INC.:
  Capital                                                       1.00%
  Total Return                                                  0.80%
  Investors                                                     0.75%


EXAMPLE -- Without the voluntary fee waivers, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market                                                 $73       $103       $118        $218
  International                                                 80        125        154         290
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                               95        169        227         428
  Goldman Sachs CORE U.S. Equity                                96        173        234         440
  Goldman Sachs Capital Growth                                  86        143        184         348
  Goldman Sachs Global Income                                  101        187        255         477
JANUS ASPEN SERIES:
  Growth                                                        76        112        133         248
  International Growth                                          78        118        143         269
  Worldwide Growth                                              76        112        133         247
  Balanced                                                      78        119        145         273
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company                                    102        190        261         487

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                    220        482        660         968
  Emerging Markets                                             204        448        621         942
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  Fixed Income                                                  79        121        148         278
  Value                                                         81        129        162         305
  U.S. Real Estate                                              85        141        182         344
  Emerging Markets Debt                                         89        151        197         373
SALOMON BROTHERS VARIABLE SERIES FUND, INC.:
  Capital                                                      101        185        253         474
  Total Return                                                  97        175        237         445
  Investors                                                     89        151        198         375


EXAMPLE -- Without the voluntary fee waivers, if you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market                                                 $19        $58       $101        $218
  International                                                 26         80        137         290
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                               41        124        209         428
  Goldman Sachs CORE U.S. Equity                                42        128        216         440
  Goldman Sachs Capital Growth                                  32         98        166         348
  Goldman Sachs Global Income                                   47        142        237         477
JANUS ASPEN SERIES:
  Growth                                                        22         67        115         248
  International Growth                                          24         73        126         269
  Worldwide Growth                                              22         67        115         247
  Balanced                                                      24         75        128         273
J.P. MORGAN SERIES TRUST II:
  J.P.Morgan Small Company                                      48        145        243         487
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                    165        435        641         968
  Emerging Markets                                             149        401        602         942
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  Fixed Income                                                  25         76        130         278
  Value                                                         28         84        144         305
  U.S. Real Estate                                              32         97        164         344
  Emerging Markets Debt                                         35        106        179         373
SALOMON BROTHERS VARIABLE SERIES FUND, INC.:
  Capital                                                       47        141        235         474
  Total Return                                                  43        130        219         445
  Investors                                                     35        107        180         375


** The "Other Expenses" (and, accordingly, the Total Fund Expenses) for these
   Funds are based on estimates.

*** The Mortality and Expense Risk fees may be changed at any time, but may not presently be increased to more than 0.65% and for contracts issued in the future to more than 1.55%.

The purpose of the above table is to help you to understand the costs and expenses that you will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL

EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. In the examples, the annual fee is treated as if it were deducted as a percentage of assets, based upon the average account value for all contracts, including ones from which a portion of the contract fee may be paid from amounts invested in the Guaranteed Account. Neither the table nor the examples reflect any premium taxes that may apply to a contract. These currently range from 0% to 3.5%. The above table and examples reflect only the charges for contracts currently offered by this prospectus and not other contracts that we may offer. For further details, see Deduction for State Premium Tax, page 13.

FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, including the Independent Auditors' Reports for them, are included in the Statement of Additional Information.

                            ACCUMULATION UNIT VALUES

This series of variable annuity contracts began on May 1, 1998. The Dow Target Variable Fund was first used in these contracts January 6, 1999. Ohio National Fund International Small Company Portfolio and Lazard Retirement Series, Small Cap and Emerging Markets Portfolios were first used in these contracts May 1, 1999.

OHIO NATIONAL FUND:

                                            YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                            DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                            -----------    -----------------    -------------    ---------------
Money Market                                   1998           $10.000000         $10.257518          141,511
Bond                                           1998           $10.000000         $10.217891           31,345
Omni                                           1998           $10.000000         $ 9.379873           19,147
S&P 500 Index                                  1998           $10.000000         $11.138349          162,770
International                                  1998           $10.000000         $ 9.351988            5,885
Capital Appreciation                           1998           $10.000000         $ 9.836784           56,849
Growth & Income                                1998           $10.000000         $ 9.293575           57,455
Small Cap Growth                               1998           $10.000000         $10.366153            7,682
High Income Bond                               1998           $10.000000         $ 9.888612           29,416
Equity Income                                  1998           $10.000000         $10.495750            9,168
Blue Chip                                      1998           $10.000000         $10.140937           47,254

GOLDMAN SACHS VARIABLE INSURANCE TRUST:

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Goldman Sachs Growth & Income                 1998           $10.000000         $ 8.848103           49,518
Goldman Sachs CORE U.S. Equity                1998           $10.000000         $10.185409           48,081
Goldman Sachs Capital Growth                  1998           $10.000000         $11.190658           41,158
Goldman Sachs Global Income                   1998           $10.000000         $10.569939            6,044

JANUS ASPEN SERIES:

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Growth                                        1998           $10.000000         $11.557898          142,559
International Growth                          1998           $10.000000         $ 9.873298           19,644
Worldwide Growth                              1998           $10.000000         $10.504917          139,755
Balanced                                      1998           $10.000000         $11.627155          164,472

J.P. MORGAN SERIES TRUST II:



                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
J.P. Morgan Small Company                     1998           $10.000000         $ 8.332170          63,525



MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS:



                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Fixed Income                                  1998           $10.000000         $10.449435          44,089
Value                                         1998           $10.000000         $ 8.799574          45,544
U.S. Real Estate                              1998           $10.000000         $ 8.941071           9,691
Emerging Markets Debt                         1998           $10.000000         $ 6.720380           1,131



SALOMON BROTHERS VARIABLE SERIES FUND:



                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Capital                                       1998           $10.000000         $10.667226          21,659
Total Return                                  1998           $10.000000         $10.004853          28,716
Investors                                     1998           $10.000000         $10.132029          27,822



STRONG VARIABLE INSURANCE:



                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Strong Growth II                              1998           $10.000000         $11.526465          42,782
Strong Opportunity II                         1998           $10.000000         $ 9.541070          28,554
Strong Schafer Value II                       1998           $10.000000         $ 9.392680           3,481


OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio in 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets in excess of $6.5 billion and equity in excess of $600 million. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the majority voting interest of the holding company.

OHIO NATIONAL VARIABLE ACCOUNT A

We established VAA in 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.

THE FUNDS

The available Funds are listed on pages 2 and 3. The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the fee table beginning on page 3. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

MIXED AND SHARED FUNDING

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity separate accounts, or for separate accounts of other life insurance companies, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict between different types of contract owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences between voting instructions given by different types of contract owners.

VOTING RIGHTS

We will vote Fund shares held in VAA at shareholders Fund meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. "ONEQ" is a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 7.25% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge is a percent of the amount you withdraw or surrender. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

    YEARS       PAYMENT
    -----       -------
     1st         6%
     2nd         6%
     3rd         5%
     4th         4%
     5th         2%
     6th         1%
7th and later    0%

During each contract year, you may make partial withdrawals of not more than 10% of the contract value (as of the day of the first withdrawal made during that contract year) without a surrender charge.

CONTRACT ADMINISTRATION CHARGE

Each year on the contract anniversary (or when you surrender of the contract), we will deduct a contract administration charge of $30 from the contract value. This helps to repay us for maintaining the contract. There is no contract administration charge for contracts having a value of at least $50,000. There is no charge after annuity payments begin. We guarantee not to increase the contract administration charge.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the contract administration charge. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that, until annuity payments begin, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. (This Death Benefit is described on page 17). After annuity payments begin, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.15% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.55% on an annual basis. However, we agree that the deduction for these risk undertakings shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.65% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

TRANSFER FEE

We may charge a transfer fee of $10 for each transfer from one or more subaccounts to other subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We do not charge for your first transfer each calendar month.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates for tax-qualified contracts are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. For non-tax-qualified contracts, the rates are presently 1.0% in Puerto Rico, West Virginia and Wyoming, 1.25% in the South Dakota, 2.0% in Kansas, Kentucky and Maine, 2.25% in the District of Columbia, 2.35% in California and 3.5% in Nevada. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin. However, in Kansas, South Dakota and Wyoming, they are presently being deducted from purchase payments.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

10-DAY FREE LOOK

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value as of the date of cancellation. To revoke, you must return the contract to us within the free look period. In Georgia, Idaho, Indiana, Nebraska, Nevada, North Carolina, Oklahoma, South Carolina, Utah and Washington, state law requires that the original purchase price be returned in lieu of the current contract value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds will first be allocated to the Money Market Fund until the end of the free look period.

ACCUMULATION PERIOD

PURCHASE PAYMENTS

Your first purchase payment must be at least $5,000 ($2,000 for IRAs). You do not have to make any more payments after that. But you may make additional purchase payments at any time of at least $500 each ($300 for payroll deduction plans). We may limit your total purchase payments to $1,000,000.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies depending upon the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send an order or application, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

You must send any additional purchase payments directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office.

ALLOCATION OF PURCHASE PAYMENTS

You may allocate your purchase payments among up to 10 variable subaccounts of VAA and to the Guaranteed Account. The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent You may change your allocation of future purchase payments at any time by sending written notice to our home office.

ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE

We set the accumulation unit value of each subaccount of VAA at $10 when we credited the first payments for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings. (See Deduction for Administrative Expenses, page 13, and Deduction for Risk Undertakings, page 13.)

SURRENDER AND PARTIAL WITHDRAWAL

Before annuity payments begin (and also after that in the case of annuity Option 1(e) described below) you may surrender (totally withdraw the value of) your contract or elect a partial withdrawal (at least $1,000). The surrender charge may then apply. That charge is a percent of the total amount withdrawn. For example, if you request a partial withdrawal of $1,000 during the first two years after the first purchase payment for which there are contract values, and after you have received that year's "free" withdrawal of 10% of the accumulation value, we would pay you $1,000, but the total amount deducted from the contract value would be $1,063.83 (i.e., $1,063.83 x 6% = $63.83). Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any surrender charge. In the case of a complete surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment described below. Surrenders and partial withdrawals are limited or not permitted in connection with certain retirement plans. See Tax Deferred Annuities, page 22. For tax consequences of a surrender or withdrawal, see Federal Tax Status, page 21.

If you request a surrender or partial withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract in the case of a complete surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

(3) such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract's interest in a Fund, if less).

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

After annuity payments begin, you may make transfers among Funds only once each calendar quarter. The transfer fee no longer applies then. (See Transfer Fee, page 13, and Transfers During Annuity Payout, page 20. Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

TELEACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 7:00 p.m. (Eastern time) on days that we are open for business, at 1-800-366-6654, #8. You may only make one telephone transfer per day. We will honor pre-authorized telephone transfer instructions from anyone who provides the personal identifying information requested via TeleAccess. We will not honor telephone transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all telephone transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the TeleAccess request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE TELEACCESS ONCE YOU AUTHORIZE IT.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled. The transfers may be from any variable Funds to any other Funds or to the Guaranteed Account. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, the DCA program is scheduled to begin within 6 months of contract issue and the term of the DCA program does not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed. DCA might also be used to systematically transfer contract values from variable Funds to the Guaranteed Account in anticipation of retirement, reducing the risk of making a single transfer during a low market.

PORTFOLIO REBALANCING

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

To elect this option, or to discontinue it, you must give us written authorization. The transfer charge does not apply to portfolio rebalancing transactions.

NURSING FACILITY CONFINEMENT

If the annuitant is, or has been, confined to a state licensed or legally operated in-patient nursing home facility for at least 30 consecutive days, we will not assess a surrender charge on partial withdrawals of up to $5,000 per month. You may not withdraw more than one half of the contract value as of the beginning of the confinement. This waiver of the surrender charge may not be available in all states. It only applies when:

- the confinement begins after the first contract anniversary and before annuity payments begin;

- the contract was issued before the annuitant's 80th birthday, and

- we receive the request for withdrawal, together with proof of the confinement, at our home office while the annuitant is confined or within 90 days after discharge from the facility.

DEATH BENEFIT

If the annuitant (and any contingent annuitant) dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. (Death benefits are not available on any contract purchased through a bank in Puerto Rico.) The amount of the death benefit will be determined as of the date of the annuitant's death. It will be paid to the beneficiary in a single sum unless you elect settlement under one or more of the settlement options. If the death benefit is not claimed within 90 days after the date of death, we will pay the contract value instead of any greater death benefit.

This death benefit will be the greatest of:

- the contract value; or

- the net of purchase payments less withdrawals; or

- the stepped-up death benefit amount if the contract has been in effect for at least 3 years.

For the 3-year period beginning on the third contract anniversary, the stepped-up death benefit will be the greater of (i) the contract value as of the third anniversary or (ii) the net of purchase payments less withdrawals made on or before the third anniversary. At the beginning of each later 3-year period (until the annuitant attains age 90), the stepped up death benefit will be the greater of (i) the contract value on that date or (ii) the death benefit as of the last day of the preceding 3-year period. The stepped-up death benefit amount is increased by purchase payments and decreased by withdrawals made during each 3-year period after the third anniversary.

In those states where permitted, you may elect an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit will be increased in the manner indicated in the preceding paragraph, until the annuitant attains age 80, on each contract anniversary on which the contract value exceeds the death benefit for the previous year. There is an additional charge (presently at an annual rate of 0.05% of the optional death benefit amount, which rate may be increased to no more than 0.25% on contracts issued in the future) for this optional benefit.

In those states where permitted, you may elect a guaranteed minimum death benefit at the time the contract is issued. With this option, the death benefit is the greater of (a) the contract value on the date of death or (b) the guaranteed minimum death benefit amount. The guaranteed minimum death benefit amount for contract values held in the Guaranteed Account and the Money Market Fund is the contract value as of the date of death. For all other subaccounts, the guaranteed minimum death benefit amount is (i) the net of purchase payments less withdrawals plus (ii) a daily increase, until the annuitant attains age 80, at an effective annual rate of 6%. There is an additional charge for this option of 0.25% of the guaranteed minimum death benefit amount.

GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any partial withdrawals, loans and transfers from the guaranteed values, minus

- any surrender charge on partial withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings. (See "Deductions and Expenses".)

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.2% of all purchase payments made in the first contract year and 5.5% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes each payment.

TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), purchase payments may be excluded from the gross income of state employees for federal tax purposes to the extent that such purchase payments do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, a participant in the Program may not make a surrender or partial withdrawal until the first of these events occurs.

ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee (except for option 1(e) below) that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates, no matter how long you live.

Other than in connection with annuity Option 1(e) described below, once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments. You may make surrenders and partial withdrawals from Option 1(e) at any time.

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant's death).
Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.
Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.
Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.
Option 1(e):  Installment Refund Annuity with payments guaranteed for a fixed number (up to thirty) of years. This option is available for variable annuity payments only. (Although the deduction for risk undertakings is taken from annuity unit values, we have no mortality risk during the annuity payout period under this option.)
Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant's death.)
Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option 1(e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option 1(e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status, page 20). This could result in your payments being fully taxable to you. Should the IRS so rule, we may have to tax report up to the full value of the annuity as your taxable income.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (described on page 15) for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 1983(a) Mortality Table Projected to 1996 under Scale G with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. On at least 30 days written notice our home office we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

PERIODIC REPORTS

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" will normally be taxed as ordinary income in the year received. A partial withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." Such a withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a partial withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed your exclusion allowance as determined in Sections 403(b) and 415 of the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,


- dies,


- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employees gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code.

If an employee, or one or more of the beneficiaries, receives the total amounts payable with respect to an employee within one taxable year after age 59 1/2 on account of the employee's death or separation from service of the employer, any amount received in excess of the employee's "investment in the contract" may be taxed under special 5-year forward averaging rules. Five-year averaging will no longer be available after 1999 except for certain grandfathered individuals. You can elect to have that portion of a lump-sum distribution attributable to years of participation prior to January 1, 1974 given capital gains treatment. The percentage of pre-74 distribution subject to capital gains treatment decreases as follows: 100%, 1987; 95%, 1988; 75%, 1989; 50%, 1990; and 25%,

1991. For tax years 1992 and later no capital gains treatment is available (except that taxpayers who were age 50 before 1986 may still elect capital gains treatment). If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)

Section 408(b) of the Code provides that an individual may invest an amount up to $2,000 per year of earned income in an IRA and claim it as a personal tax deduction if such person is not an "active participant" in an employer maintained qualified retirement plan or such person has adjusted gross income which does not exceed the "applicable dollar limit." For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. In the alternative, an individual otherwise qualified for an IRA may elect to contribute to an IRA for the individual and for the individual's non-working spouse, with the total deduction limited to $4,000.

You may make non-deductible IRA contributions to the extent they are ineligible to make deductible IRA contributions. Any amount received from another qualified plan (including another individual retirement arrangement) which is eligible as a "tax-free rollover" may be invested in an IRA, and is not counted toward the overall contribution limit. Earnings on nondeductible IRA contributions are not subject to tax until they are withdrawn. The combined limit on designated nondeductible and deductible contributions for a tax year is the lesser of 100% of compensation or $2,000 ($4,000 in the case of an additional contribution to a spousal IRA).

Generally, distributions (all or part) made prior to age 59 1/2 (except in the case of death or disability) will result in a penalty tax of 10% plus ordinary income tax treatment of the amount received. Additionally, there is an excise tax of 6% of the amount contributed in excess of either the deductible limit or nondeductible limit, as indicated above, if such amount is not withdrawn prior to the filing of the income tax return for the year of contribution or applied as an allowable contribution for a subsequent year. The excise tax will continue to apply each year until the excess contribution is corrected. Distributions after age 59 1/2 are treated as ordinary income at the time received. Distributions must commence before April 1 following the year in which the individual reaches age 70 1/2. A 50% nondeductible excise tax is imposed on the excess in any tax year of the amount that should have been distributed over the amount actually distributed.

Section 408A of the Code provides for a special type of IRA called a Roth IRA. No tax deduction is allowed for contributions to a Roth IRA, but assets grow on a tax-deferred basis. Under certain circumstances, withdrawals from a Roth IRA can be excludable from income. Eligibility for a Roth IRA is based on adjusted gross income and filing status. Special rules apply which allow traditional IRAs to be rolled over or converted to a Roth IRA.

SIMPLIFIED EMPLOYEE PENSION PLANS (SEPPS)

Under Section 408 of the Code, employers may establish SEPPs for their employees. Under these plans the employer may contribute on behalf of an employee to an individual retirement account or annuity. The amount of the contribution is excludable from the employee's income.

Certain employees who participate in a SEPP will be entitled to elect to have the employer make contributions to a SEPP on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to a SEPP, it is not treated as current taxable income to the employee. Elective deferrals under a SEPP are subject to an inflation-indexed limit which is $10,000 for 1998. Salary-reduction SEPPs are available only if at least 50% of the employees elect to have amounts contributed to the SEPP and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

An employee may also take a deduction for individual contributions to the IRA, subject to the limits applicable to IRAs in general. Withdrawals from the IRAs to which the employer contributes must be permitted. These withdrawals, however, are subject to the general rules with respect to withdrawals from IRAs.

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse (see "IRA for Non-working Spouse", page 26). You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered (see page 14). This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m.  -- 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to your IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". IRA (or SEPP-IRA) contributions must be made by no later than the time you file your income tax return for that year. For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $10,000 for 1998. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

The IRA maximum annual contribution and your tax deduction is limited to the lesser of: (1) $2,000 or (2) 100% of your earned compensation. Contributions in excess of the deduction limits may be subject to penalty. See below.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 15% of your salary or $24,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $2,000 or (2) 100% of taxable alimony.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You are permitted to withdraw an excess contribution from your IRA or SEPP-IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions, page 25, for penalties imposed on withdrawal when the contribution exceeds $2,000).

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $2,000 each may be made to your IRA and the spousal IRA if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $4,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you are permitted to withdraw any portion of the value of your IRA or SEPP-IRA and reinvest it in another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as you have not mixed it with IRA (or SEPP-IRA) contributions you have deducted from your income. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can your interest in your IRA or SEPP-IRA be forfeited. To insure that your contributions will be used for your retirement, the federal tax law does not permit you to use your IRA or SEPP-IRA as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEPP-IRA to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA or SEPP-IRA without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may surrender any portion of the value of your IRA (or SEPP-IRA). In the case of a partial surrender which does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age or 59 1/2 totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them.

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed at least as rapidly as if the owner had survived. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code now permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the lesser of $2,000 and 100% of compensation for that year (the $2,000 limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurs before 1/1/99, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.


Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.


PROTOTYPE STATUS

The Internal Revenue Service has been requested to review the format of your SEPP, and to issue an opinion letter to Ohio National Life stating that your IRA qualifies as a prototype SEPP.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                          AGE 60                         AGE 65                         AGE 70
                        GUARANTEED                     GUARANTEED                     GUARANTEED
                     SURRENDER VALUE                SURRENDER VALUE                SURRENDER VALUE
               ----------------------------   ----------------------------   ----------------------------
                                  $2,000                         $2,000                         $2,000
                  $1,000         ONE TIME        $1,000         ONE TIME        $1,000         ONE TIME
   CONTRACT       ANNUAL         LUMP SUM        ANNUAL         LUMP SUM        ANNUAL         LUMP SUM
  ANNIVERSARY  CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION
  -----------  -------------   ------------   -------------   ------------   -------------   ------------
       1        $    925.35     $2,027.45      $    925.35     $2,027.45      $    925.35     $2,027.45
       2           1,878.46      2,055.72         1,878.46      2,055.72         1,878.46      2,055.72
       3           2,870.01      2,083.76         2,870.01      2,083.76         2,870.01      2,083.76
       4           3,901.83      2,111.91         3,901.83      2,111.91         3,901.83      2,111.91
       5           4,975.45      2,140.16         4,975.45      2,104.16         4,975.45      2,140.16
       6           6,102.14      2,166.24         6,102.14      2,166.24         6,102.14      2,166.24
       7           7,276.08      2,194.24         7,276.08      2,194.24         7,276.08      2,194.24
       8           8,497.12      2,222.31         8,497.12      2,222.31         8,497.12      2,222.31
       9           9,757.56      2,253.98         9,757.56      2,253.98         9,757.56      2,253.98
      10          11,055.81      2,286.60        11,055.81      2,286.60        11,055.81      2,286.60
      15          18,155.17      2,464.97        18,155.17      2,464.97        18,155.17      2,464.97
      20          26,385.27      2,671.76        26,385.27      2,671.76        26,385.27      2,671.76
      25          35,926.22      2,911.48        35,926.22      2,911.48        35,926.22      2,911.48
      30          46,986.79      3,189.39        46,986.79      3,189.39        46,986.79      3,189.39
      35          59,809.02      3,511.55        59,809.02      3,511.55        59,809.02      3,511.55
      40          74,673.50      3,885.03        74,673.50      3,885.03        74,673.50      3,885.03
      45          91,905.51      4,318.00        91,905.51      4,318.00        91,905.51      4,318.00
      50         111,882.13      4,819.92       111,882.13      4,819.92       111,882.13      4,819.92
      55         135,040.51      5,401.79       135,040.51      5,401.79       135,040.51      5,401.79
      60         161,887.42      6,076.34       161,887.42      6,076.34       161,887.42      6,076.34
      65                                        193,010.34      6,858.32       193,010.34      6,858.32
      70                                                                       229,090.34      7,764.85

- Guaranteed Interest Rate: 3.00% is applicable to each contract anniversary.

- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.

                                   PROSPECTUS

                           FLEXIBLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                        OHIO NATIONAL VARIABLE ACCOUNT A
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6100

This prospectus offers a variable annuity contract providing accumulation of values and payment of benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:


- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,



- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,



- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code, (4) state and municipal deferred compensation plans and



- non-tax-qualified retirement plans.


The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may limit your total purchase payments to $1,000,000.

You may direct the allocation of your purchase payments to one or more (but not more than 10) subaccounts of Ohio National Variable Account A ("VAA") and/or the Guaranteed Account. VAA is a separate account of The Ohio National Life Insurance Company. The assets of VAA are invested in shares of the Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.

You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for these early withdrawals. We may charge you a surrender charge up to 6% of the amount withdrawn. You may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).

KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1999. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON PAGE 2.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUSES.

                                  MAY 1, 1999

                               TABLE OF CONTENTS


Available Funds.............................................      2
Fee Table...................................................      3
  Financial Statements......................................      9
  Ohio National Life........................................     11
  Ohio National Variable Account A..........................     11
  The Funds.................................................     11
Distribution of Variable Annuity Contracts..................     12
Deductions and Expenses.....................................     12
  Surrender Charge..........................................     12
  Contract Administration Charge............................     12
  Deduction for Administrative Expenses.....................     12
  Deduction for Risk Undertakings...........................     12
  Transfer Fee..............................................     13
  Deduction for State Premium Tax...........................     13
  Fund Expenses.............................................     13
Description of Variable Annuity Contracts...................     13
  10-Day Free Look..........................................     13
  Accumulation Period.......................................     13
  Annuity Period............................................     18
  Contract Owner Inquiries..................................     20
  Performance Data..........................................     21
Federal Tax Status..........................................     21
IRA Disclosure Statement....................................     26



       STATEMENT OF ADDITIONAL INFORMATION CONTRACTS
Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Subaccount Yield
Total Return
Transfer Limitations
The Year 2000 Issue
Loans under Tax-Sheltered Annuities
Financial Statements for VAA and Ohio National Life

                                AVAILABLE FUNDS


OHIO NATIONAL FUND, INC.                       INVESTMENT ADVISER (SUBADVISER)
Firstar Growth & Income Portfolio              (Firstar Investment Research &
                                                Management Co.)
Strategic Income Portfolio                     (Firstar Bank, N.A.)
Relative Value Portfolio                       (Firstar Bank, N.A.)
Money Market Portfolio                         Ohio National Investments, Inc.
Bond Portfolio                                 Ohio National Investments, Inc.
Omni Portfolio (a flexible portfolio           Ohio National Investments, Inc.
 fund)
S&P 500 Index Portfolio                        Ohio National Investments, Inc.
International Portfolio                        (Federated Global Investment Management
                                                Corp.)
International Small Company Portfolio          (Federated Global Investment Management
                                                Corp.)
Capital Appreciation Portfolio                 (T. Rowe Price Associates, Inc.)
Growth & Income Portfolio                      (Robertson Stephens Investment
                                                Management, L.P.)
Small Cap Growth Portfolio                     (Robertson Stephens Investment
                                                Management, L.P.)
High Income Bond Portfolio                     (Federated Investment Counseling)
Equity Income Portfolio                        (Federated Investment Counseling)
Blue Chip Portfolio                            (Federated Investment Counseling)
THE DOW(SM) TARGET VARIABLE FUND LLC           (FIRST TRUST ADVISORS L.P.)
The Dow(SM) Target 10 Portfolios
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund           Goldman Sachs Asset Management
Goldman Sachs CORE U.S. Equity Fund            Goldman Sachs Asset Management
Goldman Sachs Capital Growth Fund              Goldman Sachs Asset Management
Goldman Sachs Global Income Fund               Goldman Sachs Asset Management
                                               International
JANUS ASPEN SERIES
Growth Portfolio                               Janus Capital Corporation
International Growth Portfolio                 Janus Capital Corporation
Worldwide Growth Portfolio                     Janus Capital Corporation
Balanced Portfolio                             Janus Capital Corporation
J.P. MORGAN SERIES TRUST II
J.P. Morgan Small Company Portfolio            J.P. Morgan Investment Management, Inc.
LAZARD RETIREMENT SERIES, INC.
Small Cap Portfolio                            Lazard Asset Management
Emerging Markets Portfolio                     Lazard Asset Management
MORGAN STANLEY DEAN WITTER UNIVERSAL
 FUNDS, INC.
Fixed Income Portfolio                         Miller Anderson Sherrerd, LLP
Value Portfolio                                Miller Anderson Sherrerd, LLP
U.S. Real Estate Portfolio                     Morgan Stanley Dean Witter Investment
                                                Management, Inc.
Emerging Markets Debt Portfolio                Morgan Stanley Dean Witter Investment
                                                Management, Inc.
SALOMON BROTHERS VARIABLE SERIES FUND,
 INC.
Capital Fund                                   Salomon Brothers Asset Management, Inc.
Total Return Fund                              Salomon Brothers Asset Management, Inc.
Investors Fund (a capital growth fund)         Salomon Brothers Asset Management, Inc.
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Growth Fund II                          Strong Capital Management, Inc.
Strong Opportunity Fund II                     Strong Capital Management, Inc. (a mid
                                                cap/ small cap fund)
Strong Schafer Value Fund II                   Strong Capital Management, Inc.

                                   FEE TABLE



     CONTRACTOWNER TRANSACTION EXPENSES
     ----------------------------------
Deferred Sales Load (this "surrender charge"        YEARS            PAYMENT
is a percentage of value withdrawn; the             -----            ----
percentage varies with number of years from         1st               6%
purchase payments to which values relate)           2nd               6%
                                                    3rd               5%
                                                    4th               4%
                                                    5th               2%
                                                    6th               1%
                                                    7th and later     0%
Exchange (transfer) Fee                             $10 (currently no charge for the first transfer each
                                                    calendar month)
Annual Contract Fee                                 $30 (no fee if contract value exceeds $50,000)


VAA ANNUAL EXPENSES
  (as a percentage of average account value)
Mortality and Expense Risk Fees***                     1.15%
Account Fees and Expenses                              0.25%
                                                       ----
Total VAA Annual Expenses                              1.40%

FUND ANNUAL EXPENSES (after fee waiver*) (as a percentage of the Fund average net assets)


                                                              MANAGEMENT     OTHER      TOTAL FUND
                                                                 FEES       EXPENSES     EXPENSES
                                                              ----------    --------    ----------
OHIO NATIONAL FUND:
  Firstar Growth & Income                                         0.90%       0.43%        1.33%
  Strategic Income                                                0.80%       0.38%        1.18%
  Relative Value                                                  0.90%       0.18%        1.08%
  Money Market*                                                   0.25%       0.16%        0.41%
  Bond                                                            0.58%       0.14%        0.72%
  Omni                                                            0.54%       0.11%        0.65%
  S&P 500 Index                                                   0.40%       0.09%        0.49%
  International*                                                  0.85%       0.27%        1.12%
  International Small Company                                     1.00%       0.40%        1.40%
  Capital Appreciation                                            0.80%       0.13%        0.93%
  Growth & Income                                                 0.85%       0.12%        0.97%
  Small Cap Growth                                                0.90%       0.40%        1.30%
  High Income Bond                                                0.75%       0.05%        0.80%
  Equity Income                                                   0.75%       0.43%        1.18%
  Blue Chip                                                       0.90%       0.32%        1.22%
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10**                                                 0.60%       0.15%        0.75%
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                                0.75%       0.15%        0.90%
  Goldman Sachs CORE U.S. Equity*                                 0.70%       0.10%        0.80%
  Goldman Sachs Capital Growth*                                   0.75%       0.15%        0.90%
  Goldman Sachs Global Income*                                    0.90%       0.15%        1.05%
JANUS ASPEN SERIES:
  Growth*                                                         0.65%       0.05%        0.70%
  International Growth*                                           0.67%       0.29%        0.96%
  Worldwide Growth*                                               0.66%       0.08%        0.74%
  Balanced*                                                       0.76%       0.07%        0.83%
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company*                                     (1.68%)      2.83%        1.15%
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                    (14.95%)     16.20%        1.25%
  Emerging Markets*                                             (12.77%)     14.37%        1.60%
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  Fixed Income*                                                  (0.61%)      1.31%        0.70%
  Value*                                                         (0.40%)      1.32%        0.85%
  U.S. Real Estate*                                              (0.32%)      1.52%        1.10%
  Emerging Markets Debt*                                          0.04%       1.26%        1.52%
SALOMON BROTHERS VARIABLE SERIES FUND, INC.:
  Capital*                                                       (1.26%)      2.26%        1.00%
          Total Return*                                          (0.90%)      1.90%        1.00%
  Investors*                                                     (0.07%)      1.07%        1.00%
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Growth II                                                1.00%       0.20%        1.20%
  Strong Opportunity II                                           1.00%       0.10%        1.16%
  Strong Schafer Value II                                         1.00%       0.20%        1.20%

EXAMPLE -- If you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Firstar Growth & Income                                      $81       $129       $162        $306
  Strategic Income                                              80        125        155         291
  Relative Value                                                79        122        150         282
  Money Market*                                                 72        101        116         213
  Bond                                                          75        111        132         245
  Omni                                                          75        109        128         238
  S&P 500 Index                                                 73        104        120         221
  International*                                                79        123        152         286
  International Small Company                                   82        131        166         313
  Capital Appreciation                                          77        117        142         267
  Growth & Income                                               77        115        139         261
  Small Cap Growth                                              79        121        148         279
  High Income Bond                                              76        113        136         253
  Equity Income                                                 80        125        155         291
  Blue Chip                                                     80        126        157         295
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10**                                               76        112        133         248
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                              77        116        141         264
  Goldman Sachs CORE U.S. Equity*                               76        113        136         253
  Goldman Sachs Capital Growth*                                 77        116        141         264
  Goldman Sachs Global Income*                                  79        121        148         279
JANUS ASPEN SERIES:
  Growth*                                                       75        110        130         241
  International Growth*                                         77        115        139         260
  Worldwide Growth*                                             75        111        132         245
  Balanced*                                                     76        112        133         247
J.P. MORGAN SERIES TRUST II:
  J.P.Morgan Small Company*                                     80        124        153         289
LAZARD RETIREMENT SERIES, INC.
  Small Cap*                                                    81        127        158         298
  Emerging Markets*                                             84        137        175         332
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  Fixed Income*                                                 75        110        131         243
  Value*                                                        77        115        138         258
  U.S. Real Estate*                                             79        122        151         284
  Emerging Markets Debt*                                        83        135        172         324
SALOMON BROTHERS VARIABLE SERIES FUND, INC.:
  Capital*                                                      78        119        146         274
  Total Return*                                                 78        119        146         274
  Investors*                                                    78        119        146         274
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Growth II                                              80        125        156         293
  Strong Opportunity II                                         80        124        154         290
  Strong Schafer Value II                                       80        125        156         293

EXAMPLE -- If you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Firstar Growth & Income                                      $28        $85       $144        $306
  Strategic Income                                              26         80        137         291
  Relative Value                                                25         77        132         282
  Money Market *                                                18         57         98         213
  Bond                                                          22         66        114         245
  Omni                                                          21         64        110         238
  S&P 500 Index                                                 19         59        102         221
  International *                                               26         78        134         286
  International Small Company                                   28         87        148         313
  Capital Appreciation                                          24         73        125         267
  Growth & Income                                               23         71        121         261
  Small Cap Growth                                              25         76        131         279
  High Income Bond                                              22         69        118         253
  Equity Income                                                 26         80        137         291
  Blue Chip                                                     27         81        139         295
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10**                                               22         67        115         248
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                              23         72        123         264
  Goldman Sachs CORE U.S. Equity*                               22         69        118         253
  Goldman Sachs Capital Growth*                                 23         72        123         264
  Goldman Sachs Global Income*                                  25         76        131         279
JANUS ASPEN SERIES:
  Growth*                                                       21         65        112         241
  International Growth*                                         23         71        121         260
  Worldwide Growth*                                             22         66        114         245
  Balanced*                                                     22         67        115         247
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company*                                    26         79        136         289
LAZARD RETIREMENT SERIES, INC.
  Small Cap*                                                    27         82        141         298
  Emerging Markets*                                             30         93        158         332
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  Fixed Income*                                                 21         66        113         243
  Value*                                                        23         70        120         258
  U.S. Real Estate*                                             25         78        133         284
  Emerging Markets Debt*                                        30         90        154         324
SALOMON BROTHERS VARIABLE SERIES FUND, INC.:
  Capital*                                                      24         75        128         274
  Total Return*                                                 24         75        128         274
  Investors*                                                    24         75        128         274
Strong Variable Insurance Funds, Inc.:
  Strong Growth II                                              26         81        138         293
  Strong Opportunity II                                         26         80        136         290
  Strong Schafer Value II                                       26         81        138         293

*The investment advisers of certain Funds are voluntarily waiving part or all of their management fees in order to reduce total Fund expenses. Where the management fee is shown as a negative, the investment adviser is further reimbursing the Fund. Without those waivers and reimbursements, the management fees would be as follows:


OHIO NATIONAL FUND, INC.:
  Money Market                                                  0.30%
  International                                                 0.90%
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                               0.75%
  Goldman Sachs CORE U.S. Equity                                0.70%
  Goldman Sachs Capital Growth                                  0.75%
  Goldman Sachs Global Income                                   0.90%
JANUS ASPEN SERIES:
  Growth                                                        0.74%
  International Growth                                          0.72%
  Worldwide Growth                                              0.77%
  Balanced                                                      0.77%
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company                                     0.60%
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                     1.20%
  Emerging Markets                                              1.20%
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  Fixed Income                                                  0.40%
  Value                                                         0.55%
  U.S. Real Estate                                              0.80%
  Emerging Markets Debt                                         0.80%
SALOMON BROTHERS VARIABLE SERIES FUND, INC.:
  Capital                                                       1.00%
  Total Return                                                  0.80%
  Investors                                                     0.75%



EXAMPLE -- Without the voluntary fee waivers, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:



                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market                                                 $73       $103       $118        $218
  International                                                 80        125        154         290
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                               95        169        227         428
  Goldman Sachs CORE U.S. Equity                                96        173        234         440
  Goldman Sachs Capital Growth                                  86        143        184         348
  Goldman Sachs Global Income                                  101        187        255         477
JANUS ASPEN SERIES:
  Growth                                                        76        112        133         248
  International Growth                                          78        118        143         269
  Worldwide Growth                                              76        112        133         247
  Balanced                                                      78        119        145         273
J.P. MORGAN SERIES TRUST II:
  J.P.Morgan Small Company                                     102        190        261         487

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                    220        482        660         968
  Emerging Markets                                             204        448        621         942
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  Fixed Income                                                  79        121        148         278
  Value                                                         81        129        162         305
  U.S. Real Estate                                              85        141        182         344
  Emerging Markets Debt                                         89        151        197         373
SALOMON BROTHERS VARIABLE SERIES FUND, INC.:
  Capital                                                      101        185        253         474
  Total Return                                                  97        175        237         445
  Investors                                                     89        151        198         375


EXAMPLE -- Without the voluntary fee waivers, if you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market                                                 $19        $58       $101        $218
  International                                                 26         80        137         290
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                               41        124        209         428
  Goldman Sachs CORE U.S. Equity                                42        128        216         440
  Goldman Sachs Capital Growth                                  32         98        166         348
  Goldman Sachs Global Income                                   47        142        237         477
JANUS ASPEN SERIES:
  Growth                                                        22         67        115         248
  International Growth                                          24         73        126         269
  Worldwide Growth                                              22         67        115         247
  Balanced                                                      24         75        128         273
J.P. MORGAN SERIES TRUST II:
  J.P.Morgan Small Company                                      48        145        243         487
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                    165        435        641         968
  Emerging Markets                                             149        401        602         942
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  Fixed Income                                                  25         76        130         278
  Value                                                         28         84        144         305
  U.S. Real Estate                                              32         97        164         344
  Emerging Markets Debt                                         35        106        179         373
SALOMON BROTHERS VARIABLE SERIES FUND, INC.:
  Capital                                                       47        141        235         474
  Total Return                                                  43        130        219         445
  Investors                                                     35        107        180         375


**The "Other Expenses" (and, accordingly, the Total Fund Expenses) for these Funds are based on estimates.

***The Mortality and Expense Risk fees may be changed at any time, but may not presently be increased to more than 0.65% and for contracts issued in the future to more than 1.55%.

The purpose of the above table is to help you to understand the costs and expenses that you will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL

EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. In the examples, the annual fee is treated as if it were deducted as a percentage of assets, based upon the average account value for all contracts, including ones from which a portion of the contract fee may be paid from amounts invested in the Guaranteed Account. Neither the table nor the examples reflect any premium taxes that may apply to a contract. These currently range from 0% to 3.5%. The above table and examples reflect only the charges for contracts currently offered by this prospectus and not other contracts that we may offer. For further details, see Deduction for State Premium Tax, page 13.

FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, including the Independent Auditors' Reports for them, are included in the Statement of Additional Information.

                            ACCUMULATION UNIT VALUES

This series of variable annuity contracts began on May 1, 1998. The Dow Target Variable Fund was first used in these contracts January 6, 1999. Ohio National Fund International Small Company Portfolio and Lazard Retirement Series, Small Cap and Emerging Markets Portfolios were first used in these contracts May 1,1999.


OHIO NATIONAL FUND:



                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Money Market                                  1998           $10.000000         $10.257518          141,511
Bond                                          1998           $10.000000         $10.217891           31,345
Omni                                          1998           $10.000000         $ 9.379873           19,147
S&P 500 Index                                 1998           $10.000000         $11.138349          162,770
International                                 1998           $10.000000         $ 9.351988            5,885
Capital Appreciation                          1998           $10.000000         $ 9.836784           56,849
Growth & Income                               1998           $10.000000         $ 9.293575           57,455
Small Cap Growth                              1998           $10.000000         $10.366153            7,682
High Income Bond                              1998           $10.000000         $ 9.888612           29,416
Equity Income                                 1998           $10.000000         $10.495750            9,168
Blue Chip                                     1998           $10.000000         $10.140937           47,254



GOLDMAN SACHS VARIABLE INSURANCE TRUST:



                                              YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                              DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                              -----------    -----------------    -------------    ---------------
Goldman Sachs Growth & Income                    1998           $10.000000         $ 8.848103           49,518
Goldman Sachs CORE U.S. Equity                   1998           $10.000000         $10.185409           48,081
Goldman Sachs Capital Growth                     1998           $10.000000         $11.190658           41,158
Goldman Sachs Global Income                      1998           $10.000000         $10.569939            6,044


JANUS ASPEN SERIES:


                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Growth                                        1998           $10.000000         $11.557898          142,559
International Growth                          1998           $10.000000         $ 9.873298           19,644
Worldwide Growth                              1998           $10.000000         $10.504917          139,755
Balanced                                      1998           $10.000000         $11.627155          164,472

J.P. MORGAN SERIES TRUST II:



                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
J.P. Morgan Small Company                     1998           $10.000000         $ 8.332170           63,525


MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS:


                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Fixed Income                                  1998           $10.000000         $10.449435           44,089
Value                                         1998           $10.000000         $ 8.799574           45,544
U.S. Real Estate                              1998           $10.000000         $ 8.941071            9,691
Emerging Markets Debt                         1998           $10.000000         $ 6.720380            1,131


SALOMON BROTHERS VARIABLE SERIES FUND:


                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Capital                                       1998           $10.000000         $10.667226           21,659
Total Return                                  1998           $10.000000         $10.004853           28,716
Investors                                     1998           $10.000000         $10.132029           27,822



STRONG VARIABLE INSURANCE:



                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Strong Growth II                              1998           $10.000000         $11.526465           42,782
Strong Opportunity II                         1998           $10.000000         $ 9.541070           28,554
Strong Schafer Value II                       1998           $10.000000         $ 9.392680            3,481


OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio in 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets in excess of $6.5 billion and equity in excess of $600 million. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the majority voting interest of the holding company.

OHIO NATIONAL VARIABLE ACCOUNT A

We established VAA in 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.

THE FUNDS

The available Funds are listed on pages 2 and 3. The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the fee table beginning on page 3. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

MIXED AND SHARED FUNDING

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity separate accounts, or for separate accounts of other life insurance companies, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict between different types of contract owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences between voting instructions given by different types of contract owners.

VOTING RIGHTS


We will vote Fund shares held in VAA at shareholders Fund meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive.


Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. "ONEQ" is a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 7.25% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge is a percent of the amount you withdraw or surrender. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

    YEARS      PAYMENT
    -----      -------
     1st          6%
     2nd          6%
     3rd          5%
     4th          4%
     5th          2%
     6th          1%
7th and later     0%

During each contract year, you may make partial withdrawals of not more than 10% of the contract value (as of the day of the first withdrawal made during that contract year) without a surrender charge.

CONTRACT ADMINISTRATION CHARGE

Each year on the contract anniversary (or when you surrender of the contract), we will deduct a contract administration charge of $30 from the contract value. This helps to repay us for maintaining the contract. There is no contract administration charge for contracts having a value of at least $50,000. There is no charge after annuity payments begin. We guarantee not to increase the contract administration charge.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the contract administration charge. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that, until annuity payments begin, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. (This Death Benefit is described on page 17). After annuity payments begin, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.15% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.55% on an annual basis. However, we agree that the deduction for these risk undertakings shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.65% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

TRANSFER FEE

We may charge a transfer fee of $10 for each transfer from one or more subaccounts to other subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We do not charge for your first transfer each calendar month.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates for tax-qualified contracts are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. For non-tax-qualified contracts, the rates are presently 1.0% in Puerto Rico, West Virginia and Wyoming, 1.25% in the South Dakota, 2.0% in Kansas, Kentucky and Maine, 2.25% in the District of Columbia, 2.35% in California and 3.5% in Nevada. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin. However, in Kansas, South Dakota and Wyoming, they are presently being deducted from purchase payments.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

10-DAY FREE LOOK

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value as of the date of cancellation. To revoke, you must return the contract to us within the free look period. In Georgia, Idaho, Indiana, Nebraska, Nevada, North Carolina, Oklahoma, South Carolina, Utah and Washington, state law requires that the original purchase price be returned in lieu of the current contract value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds will first be allocated to the Money Market Fund until the end of the free look period.

ACCUMULATION PERIOD

PURCHASE PAYMENTS

Your first purchase payment must be at least $5,000 ($2,000 for IRAs). You do not have to make any more payments after that. But you may make additional purchase payments at any time of at least $500 each ($300 for payroll deduction plans). We may limit your total purchase payments to $1,000,000.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies depending upon the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send an order or application, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

You must send any additional purchase payments directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office.

ALLOCATION OF PURCHASE PAYMENTS

You may allocate your purchase payments among up to 10 variable subaccounts of VAA and to the Guaranteed Account. The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent You may change your allocation of future purchase payments at any time by sending written notice to our home office.

ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE

We set the accumulation unit value of each subaccount of VAA at $10 when we credited the first payments for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:


(a) is --


     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings. (See Deduction for Administrative Expenses, page 13, and Deduction for Risk Undertakings, page 13.)

SURRENDER AND PARTIAL WITHDRAWAL

Before annuity payments begin (and also after that in the case of annuity Option 1(e) described below) you may surrender (totally withdraw the value of) your contract or elect a partial withdrawal (at least $1,000). The surrender charge may then apply. That charge is a percent of the total amount withdrawn. For example, if you request a partial withdrawal of $1,000 during the first two years after the first purchase payment for which there are contract values, and after you have received that year's "free" withdrawal of 10% of the accumulation value, we would pay you $1,000, but the total amount deducted from the contract value would be $1,063.83 (i.e., $1,063.83 x 6% = $63.83). Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any surrender charge. In the case of a complete surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment described below. Surrenders and partial withdrawals are limited or not permitted in connection with certain retirement plans. See Tax Deferred Annuities, page 22. For tax consequences of a surrender or withdrawal, see Federal Tax Status, page 21.

If you request a surrender or partial withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract in the case of a complete surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

(3) such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract's interest in a Fund, if less).

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. We do not endorse, approve or recommend these services.

After annuity payments begin, you may make transfers among Funds only once each calendar quarter. The transfer fee no longer applies then. (See Transfer Fee, page 13, and Transfers During Annuity Payout, page 20. Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

TELEACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 7:00 p.m. (Eastern time) on days that we are open for business, at 1-800-366-6654, #8. You may only make one telephone transfer per day. We will honor pre-authorized telephone transfer instructions from anyone who provides the personal identifying information requested via TeleAccess. We will not honor telephone transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all telephone transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the TeleAccess request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use TeleAccess once you authorize it.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled. The transfers may be from any variable Funds to any other Funds or to the Guaranteed Account. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, the DCA program is scheduled to begin within 6 months of contract issue and the term of the DCA program does not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed. DCA might also be used to systematically transfer contract values from variable Funds to the Guaranteed Account in anticipation of retirement, reducing the risk of making a single transfer during a low market.

PORTFOLIO REBALANCING

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

To elect this option, or to discontinue it, you must give us written authorization. The transfer charge does not apply to portfolio rebalancing transactions.

NURSING FACILITY CONFINEMENT

If the annuitant is, or has been, confined to a state licensed or legally operated in-patient nursing home facility for at least 30 consecutive days, we will not assess a surrender charge on partial withdrawals of up to $5,000 per month. You may not withdraw more than one half of the contract value as of the beginning of the confinement. This waiver of the surrender charge may not be available in all states. It only applies when:

- the confinement begins after the first contract anniversary and before annuity payments begin;

- the contract was issued before the annuitant's 80th birthday, and

- we receive the request for withdrawal, together with proof of the confinement, at our home office while the annuitant is confined or within 90 days after discharge from the facility.

DEATH BENEFIT

If the annuitant (and any contingent annuitant) dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. (Death benefits are not available on any contract purchased through a bank in Puerto Rico.) The amount of the death benefit will be determined as of the date of the annuitant's death. It will be paid to the beneficiary in a single sum unless you elect settlement under one or more of the settlement options. If the death benefit is not claimed within 90 days after the date of death, we will pay the contract value instead of any greater death benefit.

This death benefit will be the greatest of:

- the contract value; or

- the net of purchase payments less withdrawals; or

- the stepped-up death benefit amount if the contract has been in effect for at least 3 years.

For the 3-year period beginning on the third contract anniversary, the stepped-up death benefit will be the greater of (i) the contract value as of the third anniversary or (ii) the net of purchase payments less withdrawals made on or before the third anniversary. At the beginning of each later 3-year period (until the annuitant attains age 90), the stepped up death benefit will be the greater of (i) the contract value on that date or (ii) the death benefit as of the last day of the preceding 3-year period. The stepped-up death benefit amount is increased by purchase payments and decreased by withdrawals made during each 3-year period after the third anniversary.

In those states where permitted, you may elect an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit will be increased in the manner indicated in the preceding paragraph, until the annuitant attains age 80, on each contract anniversary on which the contract value exceeds the death benefit for the previous year. There is an additional charge (presently at an annual rate of 0.05% of the optional death benefit amount, which rate may be increased to no more than 0.25% on contracts issued in the future) for this optional benefit.

In those states where permitted, you may elect a guaranteed minimum death benefit at the time the contract is issued. With this option, the death benefit is the greater of (a) the contract value on the date of death or (b) the guaranteed minimum death benefit amount. The guaranteed minimum death benefit amount for contract values held in the Guaranteed Account and the Money Market Fund is the contract value as of the date of death. For all other subaccounts, the guaranteed minimum death benefit amount is (i) the net of purchase payments less withdrawals plus (ii) a daily increase, until the annuitant attains age 80, at an effective annual rate of 6%. There is an additional charge for this option of 0.25% of the guaranteed minimum death benefit amount.

GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any partial withdrawals, loans and transfers from the guaranteed values, minus

- any surrender charge on partial withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings. (See "Deductions and Expenses".)

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.2% of all purchase payments made in the first contract year and 5.5% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes each payment.

TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), purchase payments may be excluded from the gross income of state employees for federal tax purposes to the extent that such purchase payments do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, a participant in the Program may not make a surrender or partial withdrawal until the first of these events occurs.

ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee (except for option 1(e) below) that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates, no matter how long you live.

Other than in connection with annuity Option 1(e) described below, once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments. You may make surrenders and partial withdrawals from Option 1(e) at any time.

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant's death).
Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.
Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.
Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.
Option 1(e):  Installment Refund Annuity with payments guaranteed for a fixed number (up to thirty) of years. This option is available for variable annuity payments only. (Although the deduction for risk undertakings is taken from annuity unit values, we have no mortality risk during the annuity payout period under this option.)
Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant's death.)
Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option 1(e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option 1(e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status, page 20). This could result in your payments being fully taxable to you. Should the IRS so rule, we may have to tax report up to the full value of the annuity as your taxable income.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (described on page 15) for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 1983(a) Mortality Table Projected to 1996 under Scale G with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. On at least 30 days written notice our home office we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

PERIODIC REPORTS

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" will normally be taxed as ordinary income in the year received. A partial withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." Such a withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a partial withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed your exclusion allowance as determined in Sections 403(b) and 415 of the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employees gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code.

If an employee, or one or more of the beneficiaries, receives the total amounts payable with respect to an employee within one taxable year after age 59 1/2 on account of the employee's death or separation from service of the employer, any amount received in excess of the employee's "investment in the contract" may be taxed under special 5-year forward averaging rules. Five-year averaging will no longer be available after 1999 except for certain grandfathered individuals. You can elect to have that portion of a lump-sum distribution attributable to years of participation prior to January 1, 1974 given capital gains treatment. The percentage of pre-74 distribution subject to capital gains treatment decreases as follows: 100%, 1987; 95%, 1988; 75%, 1989; 50%, 1990; and 25%, 1991. For tax years 1992 and later no capital gains treatment is available (except that taxpayers who were age 50 before 1986 may still elect capital gains treatment). If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)

Section 408(b) of the Code provides that an individual may invest an amount up to $2,000 per year of earned income in an IRA and claim it as a personal tax deduction if such person is not an "active participant" in an employer maintained qualified retirement plan or such person has adjusted gross income which does not exceed the "applicable dollar limit." For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. In the alternative, an individual otherwise qualified for an IRA may elect to contribute to an IRA for the individual and for the individual's non-working spouse, with the total deduction limited to $4,000.

You may make non-deductible IRA contributions to the extent they are ineligible to make deductible IRA contributions. Any amount received from another qualified plan (including another individual retirement arrangement) which is eligible as a "tax-free rollover" may be invested in an IRA, and is not counted toward the overall contribution limit. Earnings on nondeductible IRA contributions are not subject to tax until they are withdrawn. The combined limit on designated nondeductible and deductible contributions for a tax year is the lesser of 100% of compensation or $2,000 ($4,000 in the case of an additional contribution to a spousal IRA).

Generally, distributions (all or part) made prior to age 59 1/2 (except in the case of death or disability) will result in a penalty tax of 10% plus ordinary income tax treatment of the amount received. Additionally, there is an excise tax of 6% of the amount contributed in excess of either the deductible limit or nondeductible limit, as indicated above, if such amount is not withdrawn prior to the filing of the income tax return for the year of contribution or applied as an allowable contribution for a subsequent year. The excise tax will continue to apply each year until the excess contribution is corrected. Distributions after age 59 1/2 are treated as ordinary income at the time received. Distributions must commence before April 1 following the year in which the individual reaches age 70 1/2. A 50% nondeductible excise tax is imposed on the excess in any tax year of the amount that should have been distributed over the amount actually distributed.

Section 408A of the Code provides for a special type of IRA called a Roth IRA. No tax deduction is allowed for contributions to a Roth IRA, but assets grow on a tax-deferred basis. Under certain circumstances, withdrawals from a Roth IRA can be excludable from income. Eligibility for a Roth IRA is based on adjusted gross income and filing status. Special rules apply which allow traditional IRAs to be rolled over or converted to a Roth IRA.

SIMPLIFIED EMPLOYEE PENSION PLANS (SEPPS)

Under Section 408 of the Code, employers may establish SEPPs for their employees. Under these plans the employer may contribute on behalf of an employee to an individual retirement account or annuity. The amount of the contribution is excludable from the employee's income.

Certain employees who participate in a SEPP will be entitled to elect to have the employer make contributions to a SEPP on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to a SEPP, it is not treated as current taxable income to the employee. Elective deferrals under a SEPP are subject to an inflation-indexed limit which is $10,000 for 1998. Salary-reduction SEPPs are available only if at least 50% of the employees elect to have amounts contributed to the SEPP and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

An employee may also take a deduction for individual contributions to the IRA, subject to the limits applicable to IRAs in general. Withdrawals from the IRAs to which the employer contributes must be permitted. These withdrawals, however, are subject to the general rules with respect to withdrawals from IRAs.

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse (see "IRA for Non-working Spouse", page 26). You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered (see page 14). This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m.  -- 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to your IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". IRA (or SEPP-IRA) contributions must be made by no later than the time you file your income tax return for that year. For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $10,000 for 1998. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

The IRA maximum annual contribution and your tax deduction is limited to the lesser of: (1) $2,000 or (2) 100% of your earned compensation. Contributions in excess of the deduction limits may be subject to penalty. See below.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 15% of your salary or $24,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $2,000 or (2) 100% of taxable alimony.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You are permitted to withdraw an excess contribution from your IRA or SEPP-IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions, page 25, for penalties imposed on withdrawal when the contribution exceeds $2,000).

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $2,000 each may be made to your IRA and the spousal IRA if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $4,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you are permitted to withdraw any portion of the value of your IRA or SEPP-IRA and reinvest it in another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as you have not mixed it with IRA (or SEPP-IRA) contributions you have deducted from your income. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can your interest in your IRA or SEPP-IRA be forfeited. To insure that your contributions will be used for your retirement, the federal tax law does not permit you to use your IRA or SEPP-IRA as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEPP-IRA to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA or SEPP-IRA without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may surrender any portion of the value of your IRA (or SEPP-IRA). In the case of a partial surrender which does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age or 59 1/2 totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them.

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed at least as rapidly as if the owner had survived. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code now permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the lesser of $2,000 and 100% of compensation for that year (the $2,000 limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurs before 1/1/99, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

PROTOTYPE STATUS

The Internal Revenue Service has been requested to review the format of your SEPP, and to issue an opinion letter to Ohio National Life stating that your IRA qualifies as a prototype SEPP.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                        AGE 60                         AGE 65                         AGE 70
                      GUARANTEED                     GUARANTEED                     GUARANTEED
                   SURRENDER VALUE                SURRENDER VALUE                SURRENDER VALUE
             ----------------------------   ----------------------------   ----------------------------
                                $2,000                         $2,000                         $2,000
                $1,000         ONE TIME        $1,000         ONE TIME        $1,000         ONE TIME
 CONTRACT       ANNUAL         LUMP SUM        ANNUAL         LUMP SUM        ANNUAL         LUMP SUM
ANNIVERSARY  CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION
-----------  -------------   ------------   -------------   ------------   -------------   ------------
     1        $    925.35     $2,027.45      $    925.35     $2,027.45      $    925.35     $2,027.45
     2           1,878.46      2,055.72         1,878.46      2,055.72         1,878.46      2,055.72
     3           2,870.01      2,083.76         2,870.01      2,083.76         2,870.01      2,083.76
     4           3,901.83      2,111.91         3,901.83      2,111.91         3,901.83      2,111.91
     5           4,975.45      2,140.16         4,975.45      2,104.16         4,975.45      2,140.16
     6           6,102.14      2,166.24         6,102.14      2,166.24         6,102.14      2,166.24
     7           7,276.08      2,194.24         7,276.08      2,194.24         7,276.08      2,194.24
     8           8,497.12      2,222.31         8,497.12      2,222.31         8,497.12      2,222.31
     9           9,757.56      2,253.98         9,757.56      2,253.98         9,757.56      2,253.98
    10          11,055.81      2,286.60        11,055.81      2,286.60        11,055.81      2,286.60
    15          18,155.17      2,464.97        18,155.17      2,464.97        18,155.17      2,464.97
    20          26,385.27      2,671.76        26,385.27      2,671.76        26,385.27      2,671.76
    25          35,926.22      2,911.48        35,926.22      2,911.48        35,926.22      2,911.48
    30          46,986.79      3,189.39        46,986.79      3,189.39        46,986.79      3,189.39
    35          59,809.02      3,511.55        59,809.02      3,511.55        59,809.02      3,511.55
    40          74,673.50      3,885.03        74,673.50      3,885.03        74,673.50      3,885.03
    45          91,905.51      4,318.00        91,905.51      4,318.00        91,905.51      4,318.00
    50         111,882.13      4,819.92       111,882.13      4,819.92       111,882.13      4,819.92
    55         135,040.51      5,401.79       135,040.51      5,401.79       135,040.51      5,401.79
    60         161,887.42      6,076.34       161,887.42      6,076.34       161,887.42      6,076.34
    65                                        193,010.34      6,858.32       193,010.34      6,858.32
    70                                                                       229,090.34      7,764.85

- Guaranteed Interest Rate: 3.00% is applicable to each contract anniversary.

- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 1999


This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A ("VAA") flexible purchase payment individual variable annuity contracts dated May 1, 1999. To get a free copy of the prospectus for VAA, write or call us at the above address.



                                Table of Contents

               Custodian . . . . . . . . . . . . . . . . . . . . . . . . .   2
               Independent Certified Public Accountants  . . . . . . . . .   2
               Underwriter . . . . . . . . . . . . . . . . . . . . . . . .   2
               Calculation of Money Market Yield . . . . . . . . . . . . .   3
               Total Return  . . . . . . . . . . . . . . . . . . . . . . .   3
               The Year 2000 Issue . . . . . . . . . . . . . . . . . . . .   4
               Loans Under Tax-sheltered Annuities . . . . . . . . . . . .   5
               Financial Statements. . . . . . . . . . . . . . . . . . . .   6











                                  "PREMIER VA"

CUSTODIAN

We have a custody agreement with Firstar Bank, N.A., Cincinnati, Ohio, under which Firstar holds custody of VAA's assets. The agreement provides for Firstar to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, Firstar redeems the Fund shares held by VAA at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, Firstar keeps appropriate records of all of VAA's transactions in Fund shares.

The custody agreement requires Firstar to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow Firstar to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAA has been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or Firstar upon sixty days written notice. We pay Firstar a fee for its services as custodian.


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of VAA as of December 31, 1998 and for the periods indicated and our consolidated financial statements as of December 31, 1998 and 1997 and for the periods indicated have been included in reliance upon the report of KPMG LLP, independent certified public accountants, also appearing herein, and upon that firm's authority as experts in accounting and auditing.


UNDERWRITER

We offer the contracts continuously. Before May 1, 1997, The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, was the principal underwriter of the contracts. Since May 1, 1997, the principal underwriter has been Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONESCO and ONEQ for contracts issued by VAA, and the amounts retained by ONESCO and ONEQ, for each of the last three years have been:

                              ONESCO               ONEQ              ONESCO           ONEQ
                             Aggregate           Aggregate          Retained        Retained
Year                        Commissions         Commissions        Commissions     Commissions
----                        -----------         -----------        -----------     -----------
1998                            None              $6,658,441           None          $827,720
1997                       $   903,146             2,997,646       $   89,572         297,299
1996                         2,461,096               None             239,957           None

CALCULATION OF MONEY MARKET YIELD

The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 1998, was 3.79%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, dividing the net change in value by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7. The result is rounded to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                 P(1 + T)n = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (May 1, 1998). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we convert the $30 annual contract administration charge to an annual percentage charge of 0.15%. This is based upon an average contract value of $20,000. The actual effect that the contract administration charge would have on total returns would be less than that percentage for contracts having a higher value and greater than that for contracts having a lower value.

The average annual non-standardized total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 1998 (assuming surrender of the contract then) are as follows:

                                         One          Five         Ten           From           Inception
                                         Year         Years        Years         Inception        Date
                                         ----         -----        -----         ---------        ----
Ohio National Fund:
 Money Market                             3.90%        3.65%       3.91%            5.71%        03-20-80
 Bond                                     3.76%        4.93%       6.65%            6.98%        11-02-82
 Omni                                     3.09%       10.20%       9.96%            9.97%        09-10-84
 S & P 500 Index                         28.21%         N/A         N/A            29.21%        01-03-97

                                         One          Five         Ten           From           Inception
                                         Year         Years        Years         Inception        Date
                                         ----         -----        -----         ---------        ----
 International                            2.20%        6.48%        N/A             9.77%        04-30-93
 International Small Company              2.10%         N/A         N/A             8.09%        03-31-95
 Capital Appreciation                     4.45%         N/A         N/A            11.98%        05-01-94
 Growth & Income                          4.71%         N/A         N/A            18.85%        01-03-97
 Small Cap Growth                          N/A          N/A         N/A             3.66%        05-01-98
 High Income Bond                          N/A          N/A         N/A            (1.11%)       05-01-98
 Equity Income                             N/A          N/A         N/A             4.96%        05-01-98
 Blue Chip                                 N/A          N/A         N/A             1.41%        05-01-98
 Strategic Income                        (2.78%)        N/A         N/A             2.06%        01-03-97
 Relative Value                          19.05%         N/A         N/A            22.74%        01-03-97
 Firstar Growth & Income                  1.50%         N/A         N/A             4.75%        01-03-97
Dow Target Variable:
  Dow Target 10                            N/A          N/A         N/A              N/A         01-04-99
Goldman Sachs Variable:
  G.S. Growth & Income                    4.06%         N/A         N/A             4.06%        01-02-98
  G.S. Core U.S. Equity                  13.33%         N/A         N/A            13.33%        01-02-98
  G.S. Capitol Growth                    12.35%         N/A         N/A            12.35%        01-02-98
  G.S. Global Income                      6.84%         N/A         N/A             6.84%        01-02-98
Janus Aspen Series:
  Growth                                 33.79%       19.74%        N/A            19.21%        09-13-93
  International Growth                   15.62%         N/A         N/A            17.50%        05-02-94
  Worldwide Growth                       27.15%       19.64%        N/A            22.32%        09-13-93
  Balanced                               32.44%       17.46%        N/A            17.85%        09-13-93
J.P. Morgan Series Trust II:
  Small Company                          (8.25%)        N/A         N/A            14.96%        01-03-95
Lazard Retirement Series:
  Small Cap                              (4.72%)        N/A         N/A            (6.11%)       11-04-97
  Emerging Markets                      (24.35%)        N/A         N/A           (24.71%)       11-04-97
Morgan Stanley-Dean Witter Universal:
  Fixed Income                            6.41%         N/A         N/A             7.10%        01-02-97
  U.S. Real Estate                      (12.09%)        N/A         N/A             1.37%        03-03-97
  Value                                 ( 3.49%)        N/A         N/A             7.33%        01-02-97
  Emerging Markets Debt                 (30.31%)        N/A         N/A           (19.49%)       06-16-97
Salomon Brothers Variable:
  Capital                                16.70%         N/A         N/A            16.70%        01-02-98
  Total Return                            4.56%         N/A         N/A             4.56%        01-02-98
  Investors                               9.23%         N/A         N/A             9.23%        01-02-98
Strong Variable Insurance:
  Growth II                              26.90%         N/A         N/A            26.61%        12-31-96
  Opportunity II                         11.64%       15.05%        N/A            16.64%        05-08-92
  Schafer Value II                        0.73%         N/A         N/A            (0.30%)       10-10-97

THE YEAR 2000 ISSUE

We believe we have succeeded in remedying the "Year 2000" problem for all mission critical internal computer systems and applications. Conversion testing and implementation for those systems were completed by December 31, 1998. During the remainder of 1999, peripheral personal computer systems will continue to be up-graded and tested for Year 2000 implementation. While Ohio National Fund and its investment adviser have been assured by suppliers of financial services (including the custodians, the transfer agent and the accounting agent) that their systems either are already compliant or will be so in sufficient time, internal auditors intend to independently test those systems to verify their compliance. We are also developing contingency plans to be prepared for the possibility that one or more service providers might not be complaint. If we, Ohio National Fund, its investment adviser or one of our service suppliers fails to achieve timely and complete compliance, it could materially impair our ability to conduct our business, including the ability to accurately and timely value interests in the contracts.


LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

                        OHIO NATIONAL VARIABLE ACCOUNT A


                                    FORM N-4





                                     PART C


                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are included in Part B of this Registration Statement and will be furnished in another post-effective amendment to be filed before May 1, 1999:

      Independent Auditors' Report of KPMG LLP dated February 5, 1999

      Statements of Assets and Contract Owners' Equity dated December 31, 1998

      Statement of Operations and Changes in Contract Owners' Equity for the Years Ended December 31, 1998 and 1997

      Notes to Financial Statements dated December 31, 1998

      Schedules of Changes in Unit Values for the Years Ended December 31, 1998 and 1997
The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement and will be furnished in another post-effective amendment to be filed before May 1,1999:

      Independent Auditors' Report of KPMG LLP dated February   , 1999

      Consolidated Balance Sheets dated December 31, 1998 and 1997

      Consolidated Statements of Income for the Years Ended December 31, 1998, 1997 and 1996

      Consolidated Statements of Equity for the Years Ended December 31, 1998, 1997 and 1996

      Consolidated Statements of Cash Flows for the Years Ended December 31, 1998, 1997 and 1996

      Notes to Consolidated Financial Statements dated December 31, 1998, 1997 and 1996

Consent of the following:
      Not applicable


Exhibits:

(8)(a)    Power of Attorney by a director of the Depositor.


All other relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78652).

      (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit
             (3)(a) of the Registrant's Form N-4 on December 30, 1997 (File no. 333-43515).

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).


      (3)(d) Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of "ONcore" Variable Annuities was filed as Exhibit (3)(d) of the Registrant's Form N-4, Pre-effective Amendment No. 2 on April 16, 1998.


      (3)(e) Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant's Form N-4, Pre-effective Amendment no. 1 on April 10, 1998
             (File no. 333-43515).

      (3)(f) Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant's Form N-4, Pre-effective Amendment no. 1 on
             April 10, 1998 (File no. 333-43515).

      (4) Variable Deferred Annuity Contract, Form 98-VA-2, was filed as Exhibit (4) of the Registrant's Form N-4 on December 30, 1997 (File no. 333-43515).

      (5)(a) Tax-Qualified Variable Annuity Application, Form V-4890-A, was filed as Exhibit (5)(a) of the Registrant's registration statement on Form N-4, Post-effective Amendment no. 18 on April 25, 1996 (File No. 2-91213).

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of the Registrant's Form N-4, Post-effective Amendment no. 22 on March 2, 1998 (File no. 2-91213).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services

Ronald L. Benedict*                Corporate Vice President, Counsel and
                                   Secretary

Michael A. Boedeker*               Vice President, Fixed Income Securities

Robert A. Bowen*                   Senior Vice President, Information Systems

Roylene M. Broadwell*              Vice President & Treasurer

Joseph P. Brom*                    Director and Senior Vice President & Chief
                                   Investment Officer

Dale P. Brown                      Director
36 East Seventh Street
Cincinnati, Ohio 45202

Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski               Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

David W. Cook*                     Senior Vice President and Actuary

Ronald J. Dolan*                   Director and Senior Vice President and Chief
                                   Financial Officer

Michael J. Ferry*                  Vice President, Information Systems

Michael F. Haverkamp*              Vice President and Counsel

John A. Houser III*                Vice President, Claims

Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------

Charles S. Mechem, Jr.            Director
One East Fourth Street
Cincinnati, Ohio 45202

James I. Miller, II*              Vice President, Marketing Support

Thomas O. Olson*                  Vice President, Underwriting

David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Senior Vice President, Strategic
                                  Initiatives

George B. Pearson, Jr.*           Vice President, PGA Marketing

J. Donald Richardson*             Senior Regional Vice President

D. Gates Smith*                   Director and Senior Vice President, Sales

Michael D. Stohler*               Director and Vice President, Mortgages and
                                  Real Estate

Stuart G. Summers*                Director and Senior Vice President and General
                                  Counsel

Dennis C. Twarogowski*            Vice President, Career Marketing

Oliver W. Waddell                 Director
425 Walnut Street
Cincinnati, Ohio 45202

Dr. David S. Williams*            Vice President and Medical Director

Stephen T. Williams*              Vice President, Equity Investments


*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

--------------------------------------------------------------------------------
              THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
      A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
--------------------------------------------------------------------------------




-------------------------------       -----------------------------
ENTERPRISE PARK, INC.                 OHIO NATIONAL EQUITIES INC.

A GEORGIA CORPORATION                 A BROKER/DEALER
REAL ESTATE DEVELOPMENT COMPANY       CAPITALIZED BY ONLI @ $30,000
CAPITALIZED BY ONLI $50,000

-------------------------------       --------------------------------
Pres. & Dir.        M. Stohler        Chm. & Dir.         D. O'Maley

V.P. & Dir.         J. Brom           Pres. & Dir.        J. Palmer

Secy. & Dir.        J. Fischer        VP & Dir.           T. Backus

Treas. & Dir.       D. Taney          VP & Dir.           J. Miller

                                      Sr. VP              T. Barefield

                                      Secretary & Dir.    R. Benedict

                                      Treasurer           B. Turner

                                      Compliance Officer  J. Dunn

                                      Asst. Secy.         M. Haverkamp



-------------------------------       --------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
                        A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------------------------------------------------------------------------------------------
                                                   S E P A R A T E  A C C O U N T S
                                                   --------------------------------
                                                          A  B  C  D  E  F
                                                   --------------------------------

-------------------------------    ------------------------------            -------------------------------------
OHIO NATIONAL INVESTMENTS, INC.    THE O.N. EQUITY SALES COMPANY             OHIO NATIONAL LIFE
                                                                             ASSURANCE CORPORATION
AN INVESTMENT ADVISER              AN OHIO CORPORATION                       AN OHIO CORPORATION
CAPITALIZED BY ONLI @ $10,000      A BROKER/DEALER                           A STOCK LIFE INSURANCE COMPANY
                                   CAPITALIZED BY ONLI @ $790,000            CAPITALIZED BY ONLI @ $32,000,000
                                                                             INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------    ------------------------------            ------------------------------------
                                   Chm. & Dir.         D. O'Maley            Chm./Pres/.CEO & Dir.  D. O'Maley
Pres. & Dir.        J. Brom                                                  Sr. VP & Dir.          R. Dolan
                                   Pres. & Dir.        J. Palmer             Sr. VP & Dir.          J. Palmer
VP & Dir.           M. Boedeker                                              Sr. VP & Dir.          S. Summers
                                   V.P. & Dir.         M. Haverkamp          Sr. VP & Dir.          J. Brom
VP & Dir.           M. Stohler                                               Sr. Vice Pres.         T. Barefield
                                   Secy. & Dir.        R. Benedict           Sr. Vice Pres.         A. Bowen
VP & Dir.           S. Williams                                              Sr. Vice Pres.         D. Cook
                                   Treasurer           B. Turner             Sr. Vice Pres.         G. Smith
Treasurer           D. Taney                                                 Vice Pres. & Treas.    R. Broadwell
                                   Compliance Director J. Dunn               Vice President         M. Boedeker
Secretary           R. Benedict                                              Vice President         T. Backus
                                                                             Vice President         G. Pearson
VP                  K. Hanson                                                Vice President         M. Stohler
                                                                             Vice President         D. Twarogowski
                                                                             Vice Pres.             J. Houser
VP                  D. Hundley                                               Vice Pres & Secy.      R. Benedict
                                                                             Asst. Secy.            J. Fischer
VP                  J. Martin                                                Asst. Actuary          K. Flischel
-------------------------------    ------------------------------            -------------------------------------
                                                                                        SEPARATE ACCOUNT
                                                                           -------------------------------------

                                                                                               R
                                                                                              ---

                                  <= Advisor to  Advisor to =>
                 --------------------------------------------------------
-----------------------------         --------------------------------          --------------------------------
    ONE FUND, INC.                    O.N. INVESTMENT MANAGEMENT CO.            OHIO NATIONAL FUND

A MARYLAND CORPORATION                AN OHIO CORPORATION                       A MARYLAND CORPORATION
AN OPEN END DIVISIFIED                A FINANCIAL ADVISORY SERVICE              AN OPEN END DIVERSIFIED
MANAGEMENT INVESTMENT COMPANY         CAPITALIZED BY ONESCO @ $145,000          MANAGEMENT INVESTMENT COMPANY
-----------------------------         --------------------------------          --------------------------------
Pres. & Dir.        J. Palmer         Pres. & Dir.        J. Palmer             Pres. & Dir.        J. Palmer
Vice. Pres.         M. Boedeker                                           -----  Vice President      M. Boedeker
Vice  Pres.         J. Brom           VP & Dir.           G. Smith               Vice President      J.Brom
Vice Pres.          T. Barefield                                                 Vice President      S. Williams
Vice Pres.          S. Williams       VP & Dir.           D. McClure             Treasurer           D. Taney
Treasurer           D. Taney                                            --------  Secy. & Dir.        R. Benedict
Secy. & Dir.        R. Benedict       Treasurer           K. Jaeger               Director            R. Love
Director            R. Love                                                       Director            G. Castrucci
Director            G. Castrucci      Secretary           M. Haverkamp            Director            G. Vredeveld
Director            G. Vredeveld                                                  Sr. Vice Pres.      T. Barefield


---------------------------------     --------------------------------            ---------------------------------

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Organization Chart showing the relationships among the Depositor, the Registrant and their affiliated entities is on page 4A hereof.

ITEM 27.  NUMBER OF CONTRACTOWNERS


As of February 5,1999, the Registrant's contracts were owned by 22,946 owners.


ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

      Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is presently Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:

      Name                                 Position with ONE, Inc.
      ----                                 -----------------------

      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President and Director
      Thomas A. Barefield                  Senior Vice President
      James I. Miller                      Vice President and Director
      Trudy K. Backus                      Vice President and Director
      Joni L. Dunn                         Vice President and Compliance Officer
      Ronald L. Benedict                   Secretary and Director
      Barbara A. Turner                    Operations Vice President and Treasurer


The principal business address of each of the foregoing is One Financial Way, Cincinnati, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting               Compensation
Discounts and on Redemption    Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------

$6,658,441                          None                          None                   None

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

        Firstar Bank, N.A. ("Custodian")
        425 Walnut Street
        Cincinnati, Ohio 45202

(2)     General and auxiliary ledgers:

        Depositor and Custodian

(3)     Securities records for portfolio securities:

        Custodian

(4)     Corporate charter, by-laws and minute books:

        Registrant has no such documents.

(5)     Records of brokerage orders:

        Not applicable.

(6)     Records of other portfolio transactions:

        Custodian

(7)     Records of options:

        Not applicable

(8)     Records of trial balances:

        Custodian

(9)     Quarterly records of allocation of brokerage orders and commissions:

        Not applicable

(10)    Records identifying persons or group authorizing portfolio transactions:

        Depositor

(11)    Files of advisory materials:

        Not applicable

(12)    Other records

        Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

(a) Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life

Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by The Ohio National Life Insurance Company.


(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 26th day of February, 1999.


                          OHIO NATIONAL VARIABLE ACCOUNT A
                                    (Registrant)

                           By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                     (Depositor)


                           By /s/ Thomas A. Barefield
                              -----------------------------------------
                            Thomas A. Barefield, Senior Vice President,
                                 Institutional Sales

Attest:

/s/Ronald L. Benedict
--------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 26th day of February, 1999.


                            THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                         (Depositor)


                              By /s/ Thomas A. Barefield
                                 ------------------------------------------
                                 Thomas A. Barefield, Senior Vice President,
                                                 Institutional Sales

Attest:


/s/Ronald L. Benedict
---------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                       Title                         Date
---------                       -----                         ----


 s/David B. O'Maley             Chairman, President,          February 26, 1999
-------------------------       Chief Executive Officer
 David B. O'Maley               and Director


/s/ Joseph P. Brom
-------------------------       Director                      February 26, 1999
 Joseph P. Brom


*s/Dale P. Brown                Director                      February 26, 1999
-------------------------
 Dale P. Brown


*s/Jack E. Brown                Director                      February 26, 1999
-------------------------
 Jack E. Brown


*s/William R. Burleigh          Director                      February 26, 1999
-------------------------
 William R. Burleigh


*s/Victoria B. Buyniski         Director                      February 26, 1999
-------------------------
 Victoria B. Buyniski


*s/Raymond R. Clark             Director                      February 26, 1999
-------------------------
 Raymond R. Clark


 s/Ronald J. Dolan              Director                      February 26, 1999
-------------------------
 Ronald J. Dolan


*s/Charles S. Mechem, Jr.       Director                      February 26, 1999
-------------------------
 Charles S. Mechem, Jr.


*s/James F. Orr                 Director                      February 26, 1999
-------------------------
 James F. Orr


 s/John J. Palmer               Director                      February 26, 1999
-------------------------
 John J. Palmer

 s/D. Gates Smith                Director                      February 26, 1999
-------------------------
 D. Gates Smith

 s/Stuart G. Summers             Director                      February 26, 1999
-------------------------
 Stuart G. Summers

*s/Oliver W. Waddell             Director                      February 26, 1999
-------------------------
 Oliver W. Waddell


*By s/John J. Palmer
-------------------------
   John J. Palmer
   -------------------, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS


                                                                              Page Number in
Exhibit                                                                       Sequential
Number                  Description                                           Numbering System
------                  -----------                                           ----------------

                           None